Trade and Other Receivables, net - Schedule of Trade and Other Receivables, Net (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade and other receivables, gross	$ 527	$ 469
Allowance for credit losses	(1)	(1)
Trade and other receivables, net	$ 526	$ 468